Prepayments (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Prepayments Disclosure [Abstract]
Land use rights	$ 11,349,040	$ 11,110,556
Construction	50,213,850	24,961,297
Total	$ 61,562,890	$ 36,071,853